EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2023
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

36.EVENTS AFTER THE REPORTING PERIOD

Business combination Saudi Arabia

In October 2023, the shareholders, Nusaned Investment (an investment company owned by SABIC) and SCHMID, mutually agreed to terminate the joint venture Advanced Energy Storage Systems Investment Company (Saudi Arabia) via share exchange. After closing of the transaction on January 1 2024, SCHMID owns 100% of the shares of Schmid Energy Systems GmbH (SES), the only subsidiary owned by the joint venture entity. SCHMID transferred its shares in AES to SABIC and in exchange AES transferred its shares in SES to SCHMID. The transaction falls under the scope of IFRS 3. As SCHMID obtains control over SES through an increase in it´s equity shareholdings in SES the transaction is treated as as step acquisition in accordance with IFRS 3.41.

As the closing of the transaction occurred only recently, the Company has not yet completed the evaluation of the final consideration transferred and performed the detailed purchase price allocation analysis necessary to derive the required estimates of the fair value of the acquired assets and liabilities assumed.

Signing of the XJ repurchase agreement

SCHMID concluded an agreement with XJ Harbour HK Limited to exchange XJ Harbour HK Limited’s minority interest in SCHMID’s Chinese subsidiary for TopCo shares and €30 million in cash payments over a 455 day period after the closing of the Business Combination. The first €10 million payment will come due at the closing of the Business Combination.

Closing Business Combination

SCHMID Group and Pegasus Digital Mobility Acquisition Corp. announced the completion of their business combination. As a result, starting April 30, 2024 the existing company’s legal name is SCHMID Group N.V. SCHMID Group N.V. shares started trading on the Nasdaq Global Select Market under the ticker symbol “SHMD”. SCHMID signed non-redemption and investment agreement for approximately USD 26 million in committed capital with the Business Combination (before costs).